COLONIAL HIGH YIELD MUNICIPAL FUND

             Supplement to Prospectus dated March 31, 1997
                        Revised August 1, 1997



As of August 27, 1997, Peter Andersen no longer

serves as co-manager of the Fund.





HM-36/189E-0997                         October 7, 1997